Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
10. Derivative financial instruments
Total recognised derivative assets/(liabilities)
10. Derivative financial instruments
	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.20	£m	£m	£m
Foreign exchange derivatives	5,730,348	67,755	(68,502)
Interest rate derivatives	44,652,771	199,378	(191,435)
Credit derivatives	906,573	6,739	(6,955)
Equity and stock index and commodity derivatives	1,072,400	33,186	(40,120)
Derivative assets/(liabilities) held for trading	52,362,092	307,058	(307,012)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	57,497	55	(10)
Derivatives designated as fair value hedges	126,692	145	(822)
Derivatives designated as hedges of net investments	709	-	(47)
Derivative assets/(liabilities) designated in hedge accounting relationships	184,898	200	(879)

Total recognised derivative assets/(liabilities)	52,546,990	307,258	(307,891)

As at 31.12.19
Foreign exchange derivatives	4,999,865	56,576	(57,021)
Interest rate derivatives	35,098,216	142,325	(135,759)
Credit derivatives	825,516	8,215	(8,086)
Equity and stock index and commodity derivatives	1,187,513	21,947	(27,751)
Derivative assets/(liabilities) held for trading	42,111,110	229,063	(228,617)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	67,773	7	(1)
Derivatives designated as fair value hedges	112,457	136	(586)
Derivatives designated as hedges of net investments	1,145	30	-
Derivative assets/(liabilities) designated in hedge accounting relationships	181,375	173	(587)

Total recognised derivative assets/(liabilities)	42,292,485	229,236	(229,204)